Commitments and Contingencies	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

19. COMMITMENTS AND CONTINGENCIES

Warrant Litigation

On March 4, 2024, an entity that holds some Arisz public warrants (the “Warrant Holder”) sent the Company a letter alleging that the Company had breached the warrant agreement between Arisz and Continental Stock Transfer & Trust Company when the Company allegedly failed to allow the Warrant Holder to exercise its public warrants on that same day, thus, resulting in potential loss to the Warrant Holder. The Warrant Holder threatened to file litigation against the Company. The Company disputes the claim of breach and maintains that it has not breached the warrant agreement. On September 11, 2024, the Warrant Holder filed the complaint against the Company in the United States District Court for Southern District of New York, which was subsequently amended by the Warrant Holder on November 27, 2024. The Company dismissed all of the claims on December 18, 2024. On July 29, 2025, the court granted the motion to dismiss in part and denied it in part, permitting discovery to proceed only with respect to a portion of the original claims and warrants in dispute. The court also granted the Warrant Holder extension to amend its complaint by September 2, 2025. We intend to defend the lawsuit vigorously but we cannot predict the outcome at this time due to its early stage.

Miner Purchase Framework Agreement

In December 2024, the Company entered into a two-year framework agreement with Bitmain to purchase up to 80,000 S-series miners (including but not limited to the S21 XP and S21 Pro). Under the terms of the framework agreement, the Company has the flexibility to place orders in batches over a two-year period. The machines will be available for self-mining operations as well as providing mining services to customers, including miner resales, cloud mining and miner hosting services, depending on market conditions and our evolving miner capacity requirements. Additionally, the framework agreement includes payment terms, enabling management to pay, at its option, part of the purchase price in the Company’s ordinary shares as well as the ability to defer part of payments after delivery of the miners.